Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 127,973	¥ (38,144)
Other comprehensive income (loss) before reclassifications		191,609	163,234
Reclassifications out of accumulated other comprehensive income (loss)		(1,128)	2,883
Net change during the year		190,481	166,117
Balance at end of year		318,454	127,973
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		136,912	18,316
Other comprehensive income (loss) before reclassifications		109,801	118,574
Reclassifications out of accumulated other comprehensive income (loss)		(3,946)	22
Net change during the year		105,855	118,596
Balance at end of year		242,767	136,912
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[1]	(43,803)	(43,477)
Other comprehensive income (loss) before reclassifications	[1]	8,615	(2,156)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	3,014	1,830
Net change during the year	[1]	11,629	(326)
Balance at end of year	[1]	(32,174)	(43,803)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	34,864	(12,983)
Other comprehensive income (loss) before reclassifications	[2]	73,193	46,816
Reclassifications out of accumulated other comprehensive income (loss)	[2]	(196)	1,031
Net change during the year	[2]	72,997	47,847
Balance at end of year	[2]	¥ 107,861	¥ 34,864

[1]	See Note 12 “Employee benefit plans” for further information.
[2]	See Note 2 “Fair value measurements” for further information.